Expense Example, No Redemption - Load - Salient Global Real Estate Fund	May 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 724
Expense Example, No Redemption, 3 Years	1,210
Expense Example, No Redemption, 5 Years	1,720
Expense Example, No Redemption, 10 Years	3,116
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	213
Expense Example, No Redemption, 3 Years	839
Expense Example, No Redemption, 5 Years	1,489
Expense Example, No Redemption, 10 Years	$ 3,232